Note 3 - Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Going Concern [Text Block]
3.        Going Concern:

The unaudited interim condensed consolidated  financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the unaudited interim condensed consolidated  financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern.

The Company has a working capital deficit of $4.5 million as of March 31, 2014. The Company has funded its obligations to date through a combination of cash flows from operations and contributions from its shareholders.  Management intends to continue to fund its cash flow requirements through these sources as well as enter into new debt financing in order to finance the new vessel acquisitions/ under construction (Note 4 below), and expects its cash flow projections for the following twelve months to be sufficient to cover working capital requirements.

3.          Going Concern:

As of December 31, 2012, the Company was in breach of loan covenants with certain banks relating to EBITDA, overall cash position (minimum liquidity covenants), adjusted net worth, book equity and asset cover. As a result of these covenant breaches and due to cross default provisions contained in all of the Company's bank facilities, the Company was in breach of all its loan facilities and has classified all its debt and derivative financial instruments as current. The amount of long term debt and derivative financial instruments that have been reclassified and presented together with current liabilities amount to $172,619 and $5,811 respectively (Note 10). As of December 31, 2013 the Company had no indebtedness, since all the debt facilities were either fully repaid or transferred to the buyer of the Company's shipowning companies (see Note 10 and 19).

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern.